Investment Objectives and Goals	Oct. 23, 2025
Impact Shares NAACP Minority Empowerment ETF
Prospectus [Line Items]
Risk/Return [Heading]	Impact Shares NAACP Minority Empowerment ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Impact Shares NAACP Minority Empowerment ETF (the “Fund” or the “Minority ETF”) seeks investment results that, before fees and expenses, track the performance of the Morningstar® Minority Empowerment Index (the “Underlying Index”).

Impact Shares Women's Empowerment ETF
Prospectus [Line Items]
Risk/Return [Heading]	Impact Shares Women’s Empowerment ETF – Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Impact Shares Women’s Empowerment ETF (the “Fund” or the “Women’s ETF”) seeks investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index (the “Underlying Index”).